Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Fair Value Financial Assets and Liabilities [Abstract]
Fair value of financial assets and liabilities
31.	Fair value of financial assets and liabilities

Financial assets -

Except for derivative financial instruments and financial instruments designated at fair value through OCI, all financial assets which included trade and other receivables are classified in the category of loans and receivables, which are non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables financial obligations are classified as loans and borrowings and are carried at amortized cost.

(a)	Derivative financial instruments -

Hedging derivatives -

Foreign currency risk -

As of December 31, 2022 and 2021, the Company maintains cross currency swaps agreements for a notional amount of US$132,000,000, with maturity in 2023 and an average rate of 2.97%. Of this total, US$131,612,000 has been designated as hedging instruments for Senior notes that are denominated in U.S. dollars, with the intention of hedging the foreign exchange risk.

The cash flow hedge of the expected future payments was assessed to be highly effective and resulted in an unrealized gain of S/3,838,000 for 2022 (unrealized gain of S/20,836,000 during 2021). The amounts retained in OCI of 2022 are expected to be recognized in the consolidated statement of profit or loss in 2023, the year of its maturity.

Assets (liabilities) from financial instruments at fair value through profit or loss -

As of December 31, 2022 and 2021 the Company held cross currency swaps that do not have an underlying relationship amounts to US$388,000. The effect on profit or loss of the change in their fair value was a loss of S/59,000 and a gain of S/589,000 as of December 31, 2022 and 2021, respectively. In January 2021, derivative financial instruments at fair value through profit or loss were settled in the amount of US$18,000,000, the result was a net loss amounting to S/1,569,000 presented in “Accumulated net loss on settlement of derivative financial instruments at fair value through profit or loss” caption in the consolidated statement of profit or loss.

(b)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2022 and 2021, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2022 and 2021, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2022	2021	2022	2021	2022/2021
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	81,773	273,402	81,773	273,402	Level 1
Trade and other receivables	145,034	143,924	145,034	143,924	Level 2
Other financial instruments	86,893	106,601	86,893	106,601	Level 2
Financial investments designated at fair value through other comprehensive income	274	476	274	476	Level 3
Total financial assets	313,974	524,403	313,974	524,403

Financial liabilities
Trade and other payables	284,554	227,554	284,554	227,554	Level 2
Senior notes	1,071,781	1,094,391	996,156	1,119,035	Level 1
Promissory notes	521,390	450,964	459,117	447,558	Level 2
Total financial liabilities	1,877,725	1,772,909	1,739,827	1,794,147

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchies are those described in note 2.3.2 (vi).

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2022 and 2021, there were no transfers between the fair value hierarchies.

Management assessed that cash and cash equivalents; trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps is measured by using valuation techniques where inputs are based on market data and present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to consider the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on the current quotations value at the reporting date as they trade on the exchange.

-	The fair value of the fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the reporting date.

-	The fair value of financial instruments at fair value with changes in OCI has been determined through the percentage of the Company’s shareholding in the equity of Fossal S.A.